Earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share
Schedule of weighted average number of ordinary shares

Shares in thousands	2025	2024	2023
Issued shares Jan 1	177,553	177,186	176,953
Treasury shares Jan 1	(167)	(250)	(250)
Effect of weighted average stock options exercised	192	359	214
Weighted average number of shares outstanding Dec 31	177,578	177,295	176,917

Schedule of basic and diluted EPS

in k€ except per share data, shares in thousands	2025	2024	2023
Net income (loss)	(103,517)	(196,078)	(83,913)
Weighted average number of shares outstanding Dec 31	177,578	177,295	176,917
Net income per share (basic)	(0.58)	(1.11)	(0.47)
Net income per share (diluted)	(0.58)	(1.11)	(0.47)